Equity - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013 class_of_stock	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Class A [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Issuance To But Excluding January 1 following fifth year [Member] Series C Preferred Stock [Member]	Jan. 25, 2010 Farmer Mac II LLC [Member] Preferred Stock [Member]
Class of Stock [Line Items]
Number of Classes of Common Stock													3
Common Stock, Maximum Ownership Percentage by a Beneficial Owner																33.00%
Common stock dividend, per share, cash paid	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.48	$ 0.40	$ 0.20
Common stock dividends per common share	$ 0.14
Preferred Stock, shares issued																		2,400,000	0	0	57,578
Preferred Stock, Dividend Rate, Percentage																		5.875%
Payments of Stock Issuance Costs																	$ 1.7						$ 8.1
Preferred Stock, Par or Stated Value Per Share																		$ 25	$ 0	$ 0	$ 1,000
Preferred Stock, Liquidation Preference Per Share																		$ 25
Preferred Stock, shares outstanding																		2,400,000	0	0	57,578
Preferred Stock, Dividend Rate, Per-Dollar-Amount																						$ 0.050